UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab Ariel Opportunities
ETF and Schwab Crypto Thematic ETF
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab Ariel Opportunities ETF and
Schwab
Crypto Thematic ETF

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: March 31
Date of reporting period: September 30, 2025

Item 1: Report(s) to Shareholders.

Semiannual Report |
September 30, 2025

Schwab Ariel Opportunities ETF

(formerly Schwab Ariel ESG ETF)

Ticker Symbol: SAEF

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2025, to September 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

THIS FUND IS DIFFERENT FROM TRADITIONAL ETFs
Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
• You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.

• These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.

For additional information regarding the unique attributes and risks of the fund, see
Proxy Portfolio Risk
,
Premium/Discount Risk
,
Trading Halt
Risk
,
Authorized Participant Concentration Risk
,
Tracking Error Risk
and
Shares of the Fund May Trade at Prices Other Than NAV
in the
Principal Risks
and
Proxy Portfolio
and
Proxy Overlap
sections of the prospectus and/or the Statement of Additional Information.

Active semi-transparent ETFs (also referred to as non-transparent) operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent
ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk:
Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction:
The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors.
The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy
Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio.
The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website
www.schwabassetmanagement.com
.
Schwab Ariel Opportunities ETF | Semiannual Report
1
REG125678-01  00318543

FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Ariel Opportunities ETF	$32	0.59% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Ariel Opportunities ETF (11/16/2021) 1,2	14.48%	5.79%	3.45%
S&P 500 ® Index 3	19.96%	17.60%	11.30%
Russell 2500 TM Index	18.36%	10.16%	3.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (11/16/2021) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance.The Russell 2500™ Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Ariel Opportunities ETF | Semiannual Report

Statistics

Net Assets ( thousands )	$25,454
Number of Holdings	57
Portfolio Turnover Rate (not annualized; excludes in- kind transactions )	6%
Weighted Average Market Cap (millions)	$17,053
Price/ Earnings Ratio (P/E)	22.9
Price/Book Ratio (P/B)	2.6
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report da
te.
The Sector/Industry classifications in
this report
use the
Global Industry
Classification
Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Includes the fund’s position(s) in money market mutual funds registered
under the Investment Company Act of 1940, as amended.
Schwab Ariel Opportunities ETF | Semiannual
Repo
rt
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional
Information
(SAI), reports to shareholders, financial information,
holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy
voting
policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4

Schwab Ariel Opportunities ETF | Semiannual Report

Semiannual Report |
September 30, 2025

Schwab Crypto Thematic ETF

Ticker Symbol: STCE

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2025, to September 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Crypto Thematic ETF	$26	0.30% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Crypto Thematic ETF (08/04/2022) 1,2	140.51%	124.71%	44.70%
MSCI ACWI Index (Net) 3,4	20.03%	17.27%	16.55%
Schwab Crypto Thematic Index ® (Net) 3	140.65%	124.73%	44.69%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (08/04/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab Crypto Thematic Index
®
(Net). The fund does not seek to track the regulatory index.
Schwab Crypto Thematic ETF | Semiannual Report
1
REG125679-01  00318544

Statistics

Net Assets (thousands)	$258,818
Number of Holdings (excludes derivatives)	37
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	33%
Weighted Average Market Cap (millions)	$58,701
Price/Earnings Ratio (P/E)	24.1
Price/Book Ratio (P/B)	2.8
Industry Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report
date
.
The Sector/Industry classifications in this report use the
Global
Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Crypto Thematic ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Crypto Thematic ETF | Semiannual Report

3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | September 30, 2025
Schwab Ariel Opportunities ETF

(formerly Schwab Ariel ESG ETF)
    Ticker Symbol SAEF
Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Subadviser
Ariel Investments, LLC

THIS FUND IS DIFFERENT FROM TRADITIONAL ETFs
Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
• You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
• The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.

• These additional risks may be even greater in bad or uncertain market conditions.
• The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.

For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt
Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the
Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are also discussed in the Financial Notes of this report.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements
1

Schwab Ariel Opportunities ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 9/30/25*	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	11/16/21[1]– 3/31/22
Per-Share Data
Net asset value at beginning of period	$24.48	$24.53	$21.21	$22.84	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.06	0.10	0.12	0.14	0.05
Net realized and unrealized gains (losses)	3.48	(0.05)	3.32	(1.65)	(2.16)
Total from investment operations	3.54	0.05	3.44	(1.51)	(2.11)
Less distributions:
Distributions from net investment income	(0.05)	(0.10)	(0.12)	(0.12)	(0.05)
Net asset value at end of period	$27.97	$24.48	$24.53	$21.21	$22.84
Total return	14.48%[3]	0.19%	16.27%	(6.58%)	(8.46%)[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.59%[4]	0.59%	0.59%	0.59%[5]	0.59%[4]
Net investment income (loss)	0.44%[4]	0.40%	0.56%	0.68%	0.61%[4]
Portfolio turnover rate[6]	6%[3]	15%	11%	16%	15%[3]
Net assets, end of period (x 1,000)	$25,454	$23,618	$22,572	$14,108	$10,622

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements

Schwab Ariel Opportunities ETF
Portfolio Holdings  as of September 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.7% OF NET ASSETS

Automobiles & Components 2.2%
Gentex Corp.	17,098	483,873
Phinia, Inc.	1,452	83,461
		567,334

Banks 1.3%
M&T Bank Corp.	1,694	334,768

Capital Goods 15.0%
Generac Holdings, Inc. *	3,879	649,345
Kennametal, Inc.	16,721	349,970
Masco Corp.	3,720	261,851
Middleby Corp. *	3,438	457,013
nVent Electric PLC	6,268	618,275
Resideo Technologies, Inc. *	20,992	906,435
Simpson Manufacturing Co., Inc.	1,521	254,707
Snap-on, Inc.	912	316,035
		3,813,631

Commercial & Professional Services 6.8%
Brady Corp., Class A	3,640	284,029
Brink's Co.	10,541	1,231,822
Korn Ferry	3,099	216,868
		1,732,719

Consumer Discretionary Distribution & Retail 0.8%
CarMax, Inc. *	3,821	171,448
Leslie's, Inc. *	4,471	24,591
		196,039

Consumer Durables & Apparel 2.6%
Mattel, Inc. *	22,889	385,222
Mohawk Industries, Inc. *	2,148	276,920
		662,142

Consumer Services 17.4%
ADT, Inc.	41,393	360,533
Adtalem Global Education, Inc. *	2,844	439,256
Lindblad Expeditions Holdings, Inc. *	84,702	1,084,186
Norwegian Cruise Line Holdings Ltd. *	47,887	1,179,457
OneSpaWorld Holdings Ltd.	64,239	1,358,012
		4,421,444

Financial Services 13.6%
Carlyle Group, Inc.	8,413	527,495
Fiserv, Inc. *	6,148	792,661
KKR & Co., Inc.	4,186	543,971
Lazard, Inc.	8,710	459,714
Northern Trust Corp.	5,028	676,769
WEX, Inc. *	2,994	471,645
		3,472,255

Food, Beverage & Tobacco 1.1%
J.M. Smucker Co.	2,620	284,532

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 4.0%
Envista Holdings Corp. *	17,495	356,373
Labcorp Holdings, Inc.	1,331	382,077
Zimmer Biomet Holdings, Inc.	2,804	276,194
		1,014,644

Household & Personal Products 0.7%
Reynolds Consumer Products, Inc.	7,057	172,685

Insurance 4.8%
Aflac, Inc.	2,233	249,426
First American Financial Corp.	10,978	705,227
Progressive Corp.	1,100	271,645
		1,226,298

Materials 1.2%
Axalta Coating Systems Ltd. *	10,995	314,677

Media & Entertainment 7.2%
Interpublic Group of Cos., Inc.	9,311	259,870
Madison Square Garden Entertainment Corp. *	7,875	356,265
Madison Square Garden Sports Corp. *	1,456	330,512
Manchester United PLC, Class A *	21,105	319,529
Paramount Skydance Corp.	5,288	100,049
Sphere Entertainment Co. *	7,615	473,044
		1,839,269

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
Bio-Rad Laboratories, Inc., Class A *	1,351	378,807
Charles River Laboratories International, Inc. *	2,753	430,734
Prestige Consumer Healthcare, Inc. *	8,628	538,387
		1,347,928

Real Estate Management & Development 4.7%
CBRE Group, Inc., Class A *	2,892	455,664
Jones Lang LaSalle, Inc. *	2,480	739,734
		1,195,398

Software & Services 1.9%
Fair Isaac Corp. *	223	333,726
Hackett Group, Inc.	7,617	144,799
		478,525

Technology Hardware & Equipment 8.1%
Keysight Technologies, Inc. *	2,511	439,224
Knowles Corp. *	20,466	477,063
Littelfuse, Inc.	1,429	370,125
Motorola Solutions, Inc.	760	347,540
Zebra Technologies Corp., Class A *	1,398	415,430
		2,049,382
Total Common Stocks (Cost $20,974,186)		25,123,670
See financial notes
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements
3

Schwab Ariel Opportunities ETF
Portfolio Holdings  as of September 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (a)	329,703	329,703
Total Short-Term Investments (Cost $329,703)		329,703
Total Investments in Securities (Cost $21,303,889)		25,453,373

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$25,123,670	$—	$—	$25,123,670
Short-Term Investments[1]	329,703	—	—	329,703
Total	$25,453,373	$—	$—	$25,453,373

[1]	As categorized in the Portfolio Holdings.
See financial notes
4
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements

Schwab Ariel Opportunities ETF
Statement of Assets and Liabilities

As of September 30, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $21,303,889)		$25,453,373
Receivables:
Dividends	+	12,489
Total assets		25,465,862

Liabilities
Payables:
Management fees	+	12,085
Total liabilities		12,085
Net assets		$25,453,777

Net Assets by Source
Capital received from investors		$21,231,207
Total distributable earnings	+	4,222,570
Net assets		$25,453,777

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$25,453,777		910,000		$27.97

See financial notes
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements
5

Schwab Ariel Opportunities ETF
Statement of Operations

For the period April 1, 2025 through September 30, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers		$121,993

Expenses
Management fees		70,063
Total expenses	–	70,063
Net investment income		51,930

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(80,829)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	411,893
Net realized gains		331,064
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	2,883,474
Net realized and unrealized gains		3,214,538
Increase in net assets resulting from operations		$3,266,468
See financial notes
6
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements

Schwab Ariel Opportunities ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/25-9/30/25		4/1/24-3/31/25
Net investment income		$51,930	$95,886
Net realized gains		331,064	453,883
Net change in unrealized appreciation (depreciation)	+	2,883,474	(665,727)
Increase (decrease) in net assets resulting from operations		$3,266,468	($115,958 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($46,834 )	($94,486 )

TRANSACTIONS IN FUND SHARES
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,000	$369,046	110,000	$2,911,831
Shares redeemed	+	(70,000)	(1,753,398)	(65,000)	(1,654,425)
Net transactions in fund shares		(55,000)	($1,384,352 )	45,000	$1,257,406

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		965,000	$23,618,495	920,000	$22,571,533
Total increase (decrease)	+	(55,000)	1,835,282	45,000	1,046,962
End of period		910,000	$25,453,777	965,000	$23,618,495
See financial notes
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements
7

Schwab Ariel Opportunities ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab Ariel Opportunities ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. REIT ETF	Schwab Long-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Broad Market ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental International Equity ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab Emerging Markets Equity ETF	Schwab Crypto Thematic ETF
Schwab Municipal Bond ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. TIPS ETF	Schwab High Yield Bond ETF
Schwab Short-Term U.S. Treasury ETF	Schwab Core Bond ETF
Effective July 28, 2025, Schwab Ariel ESG ETF changed its name to Schwab Ariel Opportunities ETF. The fund issues and redeems shares at its net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s net asset value can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Ariel Opportunities ETF’s goal is to seek long-term capital appreciation. The fund invests primarily in exchange-traded equity securities of U.S. small- and mid-capitalization companies which are companies with capitalizations within the range of the Russell 2500™ Index (the index), as measured at the time of purchase; however, the fund may invest in exchange-traded securities of companies outside the stated range.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
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Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements

Schwab Ariel Opportunities ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The fund may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements
9

Schwab Ariel Opportunities ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of September 30, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(h) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and
10
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements

Schwab Ariel Opportunities ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted.  At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust. Ariel Investments, LLC (Ariel), the fund’s subadviser, provides day-to-day portfolio management services to the fund, subject to the supervision of the investment adviser.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.59% of the fund’s average daily net assets.
The investment adviser (not the fund) pays a portion of the advisory fees it receives to the subadviser in return for its portfolio management services.
Interfund Transactions
The fund’s investment adviser or subadvisers may engage in direct transactions with other funds they manage in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser or subadviser. For the period ended September 30, 2025, the fund did not have any purchases and sales of securities with other funds managed by the investment adviser or subadviser.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements
11

Schwab Ariel Opportunities ETF
Financial Notes, unaudited (continued)

 4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended September 30, 2025, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$1,796,664	$1,346,938

7. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended September 30, 2025, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$330,397	$1,574,148
For the period ended September 30, 2025, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the
12
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements

Schwab Ariel Opportunities ETF
Financial Notes, unaudited (continued)

7. In-Kind Transactions: (continued):
fund’s tax year. These reclassifications have no effect on net assets or net asset value. The net realized gains or losses on sales of in-kind redemptions for the period ended September 30, 2025, if any, are disclosed in the fund’s Statement of Operations.

8. Federal Income Taxes:
As of September 30, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$21,537,465	$5,463,835	($1,547,927 )	$3,915,908

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2025, the fund had capital loss carryforwards of $3,216.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2025. The tax basis components of distributions paid during the fiscal year ended March 31, 2025 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$94,486
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of March 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended March 31, 2025, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements
13

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
14
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements
15

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
16
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements

Schwab Ariel Opportunities ETF
Investment Advisory and Sub-Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser), and the sub-advisory agreement between the investment adviser and Ariel Investments, LLC (Ariel) (such investment advisory and sub-advisory agreements, collectively, the Agreements) with respect to Schwab Ariel Opportunities ETF (formerly known as Schwab Ariel ESG ETF) (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to other funds in the Trust and certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser and Ariel, including information about their affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
As part of the renewal process and ongoing oversight of the investment advisory and sub-advisory relationships, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser and the investment adviser sends an information request letter to Ariel seeking certain relevant information. The responses by the investment adviser and Ariel are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreements with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreements with respect to the Fund each for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreements, including the resources of the investment adviser and its affiliates, and Ariel, dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates, as well as the profitability of Ariel; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided to the Fund and the resources of the investment adviser and its affiliates and Ariel dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s and Ariel’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser and Ariel relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements
17

Schwab Ariel Opportunities ETF
oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser and Ariel to the Fund and the resources of the investment adviser and its affiliates and Ariel dedicated to the Fund supported renewal of the Agreements with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreements with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other exchange-traded funds and an applicable benchmark index, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In addition, the Trustees considered whether the Fund’s absolute performance was consistent with expectations in light of Ariel’s unique investment methodology. The Trustees noted that the investment adviser had recently implemented certain modifications to the Fund’s investment strategy in connection with the change in the Fund’s name. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s and Ariel’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreements with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer category and comparison having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account the risk assumed by the investment adviser in the development of the Fund and provision of services, as well as the competitive marketplace for financial products. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the
Fund are reasonable and supported renewal of the Agreements with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates and Ariel, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser and Ariel from their relationships with the Fund, such as whether, by virtue of their management of the Fund, the investment adviser or Ariel obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to the investment adviser and its affiliates and Ariel, the Trustees considered whether the compensation and profitability with respect to the Fund under the Agreements and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates and Ariel. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. With respect to the profitability of Ariel, the Board also considered that Ariel is compensated by the investment adviser and not by the Fund directly, and such compensation reflects an arms-length negotiation between the investment adviser and Ariel. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser and Ariel, is reasonable and supported renewal of the Agreements with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing the Fund to scale and keeping overall expenses down as the Fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not
18
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements

Schwab Ariel Opportunities ETF
identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Fund and concluded that the compensation under the Agreements with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Ariel Opportunities ETF | Semiannual Holdings and Financial Statements
19

MFR119246-03
00318541

Semiannual Holdings and Financial Statements | September 30, 2025
Schwab Crypto Thematic ETF

    Ticker Symbol STCE

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 9/30/25*	4/1/24– 3/31/25	4/1/23– 3/31/24	8/4/22[1]– 3/31/23
Per-Share Data
Net asset value at beginning of period	$32.64	$39.96	$20.02	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.13	0.19	0.12	0.20
Net realized and unrealized gains (losses)	45.70	(7.22)	19.92	(4.96)
Total from investment operations	45.83	(7.03)	20.04	(4.76)
Less distributions:
Distributions from net investment income	(0.04)	(0.29)	(0.10)	(0.22)
Net asset value at end of period	$78.43	$32.64	$39.96	$20.02
Total return	140.51%[3]	(17.85%)	100.38%	(18.85%)[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.30%[4]	0.30%	0.30%	0.30%[4]
Net investment income (loss)	0.50%[4]	0.46%	0.47%	1.55%[4]
Portfolio turnover rate[5]	33%[3]	60%	58%	36%[3]
Net assets, end of period (x 1,000)	$258,818	$84,864	$37,959	$11,012

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Portfolio Holdings  as of September 30, 2025 (Unaudited)

The Schwab Crypto Thematic ETF will not invest in any cryptocurrency or digital asset directly. The fund invests in companies listed in the Schwab Crypto Thematic Index and is designed to deliver global exposure to companies that may benefit from the development or utilization of cryptocurrencies (including bitcoin) and other digital assets, and the business activities connected to blockchain and other distributed ledger technology. The Schwab Crypto Thematic ETF is non-diversified, which means that in may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund`s investments, and the fund may experience increased volatility.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Australia 7.2%
IREN Ltd. *	399,265	18,737,506

Canada 13.4%
Bitfarms Ltd. *(a)	5,518,286	15,561,567
Defi Technologies, Inc. *(a)	1,420,056	2,996,318
Hive Digital Technologies Ltd. *	3,993,372	16,093,289
		34,651,174

China 3.4%
Canaan, Inc., ADR *	9,878,425	8,708,820

Japan 2.2%
GMO internet group, Inc.	75,000	1,838,372
Monex Group, Inc.	347,358	1,963,937
SBI Holdings, Inc.	42,007	1,830,633
		5,632,942

Norway 0.9%
Opera Ltd., ADR	114,479	2,362,847

United Kingdom 0.8%
IG Group Holdings PLC	152,573	2,212,173

United States 71.9%
Applied Digital Corp. *	192,379	4,413,174
BGC Group, Inc., Class A	205,946	1,948,249
Bit Digital, Inc. *	3,158,669	9,476,007
Bitdeer Technologies Group, Class A *(a)	847,764	14,488,287
BitMine Immersion Technologies, Inc. *	227,892	11,834,432
Block, Inc. *	52,939	3,825,902
Cboe Global Markets, Inc.	8,542	2,094,925
Cipher Mining, Inc. *	1,723,292	21,696,246
Cleanspark, Inc. *	820,169	11,892,450
CME Group, Inc.	7,555	2,041,285
Coinbase Global, Inc., Class A *	30,361	10,246,534
Core Scientific, Inc. *(a)	527,298	9,459,726
Customers Bancorp, Inc. *	30,570	1,998,361
Galaxy Digital, Inc., Class A *	457,898	15,481,531
Hut 8 Corp. *	319,041	11,105,817
Interactive Brokers Group, Inc., Class A	62,856	4,325,121
MARA Holdings, Inc. *	455,616	8,319,548
NVIDIA Corp.	13,122	2,448,303
PayPal Holdings, Inc. *	36,794	2,467,406
Riot Platforms, Inc. *	479,364	9,122,297
Robinhood Markets, Inc., Class A *	49,177	7,041,163
Semler Scientific, Inc. *(a)	285,662	8,569,860
Shift4 Payments, Inc., Class A *	20,652	1,598,465
Strategy, Inc., Class A *	23,166	7,464,317
SECURITY	NUMBER OF SHARES	VALUE ($)
WisdomTree, Inc.	194,324	2,701,104
		186,060,510
Total Common Stocks (Cost $192,232,596)		258,365,972

SHORT-TERM INVESTMENTS 6.4% OF NET ASSETS

Money Market Funds 6.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (b)	317,652	317,652
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (b)(c)	16,242,525	16,242,525
		16,560,177
Total Short-Term Investments (Cost $16,560,177)		16,560,177
Total Investments in Securities (Cost $208,792,773)		274,926,149

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/19/25	2	245,550	3,936

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,914,816.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt

% OF NET ASSETS
INDUSTRY WEIGHTINGS (a)
Software	64.8%
Capital Markets	21.2%
Computers & Peripherals	3.4%
Health Care Equipment & Supplies	3.3%
Financial Services	3.0%
IT Services	2.4%
Other	1.7%
Short-Term Investments	6.4%
Total	106.2%

(a)	Excludes derivatives.
See financial notes
Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Portfolio Holdings  as of September 30, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$258,365,972	$—	$—	$258,365,972
Short-Term Investments[1]	16,560,177	—	—	16,560,177
Futures Contracts[2]	3,936	—	—	3,936
Total	$274,930,085	$—	$—	$274,930,085

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Statement of Assets and Liabilities

As of September 30, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $208,792,773) including securities on loan of $15,914,816		$274,926,149
Foreign currency, at value (cost $12,987)		12,974
Deposit with broker for futures contracts		24,276
Receivables:
Fund shares sold		7,842,961
Dividends		98,983
Income from securities on loan		33,387
Variation margin on future contracts		470
Foreign tax reclaims	+	311
Total assets		282,939,511

Liabilities
Collateral held for securities on loan		16,242,525
Payables:
Investments bought		7,827,634
Management fees	+	51,640
Total liabilities		24,121,799
Net assets		$258,817,712

Net Assets by Source
Capital received from investors		$160,337,099
Total distributable earnings	+	98,480,613
Net assets		$258,817,712

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$258,817,712		3,300,000		$78.43

See financial notes
Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Statement of Operations

For the period April 1, 2025 through September 30, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $5,985)		$189,694
Other Interest		540
Securities on loan, net	+	364,112
Total investment income		554,346

Expenses
Management fees		208,498
Total expenses	–	208,498
Net investment income		345,848

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		3,560,117
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		32,163,529
Net realized gains on futures contracts		20,050
Net realized losses on foreign currency transactions	+	(164,829)
Net realized gains		35,578,867
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		92,146,524
Net change in unrealized appreciation (depreciation) on futures contracts		8,497
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(459)
Net change in unrealized appreciation (depreciation)		92,154,562
Net realized and unrealized gains		127,733,429
Increase in net assets resulting from operations		$128,079,277
See financial notes

Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/25-9/30/25		4/1/24-3/31/25
Net investment income		$345,848	$294,736
Net realized gains		35,578,867	8,061,673
Net change in unrealized appreciation (depreciation)	+	92,154,562	(39,502,329)
Increase (decrease) in net assets resulting from operations		$128,079,277	($31,145,920 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($112,060 )	($555,680 )

TRANSACTIONS IN FUND SHARES
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,350,000	$94,410,749	1,950,000	$91,514,469
Shares redeemed	+	(650,000)	(48,424,258)	(300,000)	(12,907,800)
Net transactions in fund shares		700,000	$45,986,491	1,650,000	$78,606,669

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,600,000	$84,864,004	950,000	$37,958,935
Total increase	+	700,000	173,953,708	1,650,000	46,905,069
End of period		3,300,000	$258,817,712	2,600,000	$84,864,004
See financial notes
Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab Crypto Thematic ETF	Schwab Core Bond ETF
Schwab U.S. REIT ETF	Schwab U.S. TIPS ETF
Schwab 1000 Index® ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Large Company ETF
Schwab International Dividend Equity ETF	Schwab Fundamental U.S. Small Company ETF
Schwab International Equity ETF	Schwab Fundamental International Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab Emerging Markets Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab Ultra-Short Income ETF	Schwab Ariel Opportunities ETF
Schwab Municipal Bond ETF	Schwab High Yield Bond ETF
The fund issues and redeems shares at its net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s net asset value can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Crypto Thematic ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that is designed to deliver global exposure to companies that may benefit from development or utilization of cryptocurrencies (including bitcoin) and other digital assets, and the business activities connected to blockchain and other distributed ledger technology. To pursue its goal, the fund generally invests in stocks that are included in the Schwab Crypto Thematic Index®. The Schwab Crypto Thematic ETF will not invest in any cryptocurrency or digital assets directly.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.

Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
Schwab Crypto Thematic ETF  | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of September 30, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of September 30, 2025, the fund had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of September 30, 2025, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all

Schwab Crypto Thematic ETF  | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities - unaffiliated issuers in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in the fund’s Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, semiannually and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
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Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations. Foreign taxes accrued as of September 30, 2025, if any, are reflected in the fund’s Statement of Assets and Liabilities.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(k) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(l) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted.  At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Amended and Restated  Advisory Agreement between the investment adviser and the trust.

Schwab Crypto Thematic ETF  | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.30% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities —  unaffiliated issuers in the Statement of Operations. For the period ended September 30, 2025, the fund’s purchases and sales of securities with other funds in the Schwab Funds Complex was $668,520 and $15,936,641, respectively, and includes net realized gains of $639,500.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash.
Schwab Crypto Thematic ETF  | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

6. Derivatives (continued):
As of September 30, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$3,936	$3,936

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended September 30, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$20,050	$20,050
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$8,497	$8,497

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended September 30, 2025, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$203,360	2

7. Purchases and Sales of Investment Securities:
For the period ended September 30, 2025, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$46,950,645	$48,395,389

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended September 30, 2025, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$93,919,367	$46,276,331

Schwab Crypto Thematic ETF  | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

8. In-Kind Transactions: (continued):
For the period ended September 30, 2025, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value. The net realized gains or losses on sales of in-kind redemptions for the period ended September 30, 2025, if any, are disclosed in the fund’s Statement of Operations.

9. Federal Income Taxes:
As of September 30, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$209,381,417	$70,334,519	($4,785,851 )	$65,548,668

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2025, the fund had capital loss carryforwards of $3,084,220.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2025. The tax basis components of distributions paid during the fiscal year ended March 31, 2025 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$555,680
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of March 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended March 31, 2025, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Crypto Thematic ETF  | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Crypto Thematic ETF (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
As part of the renewal process and ongoing oversight of the investment advisory relationship, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s
Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Fund had closely tracked its index in 2024, performing in its expected performance range. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking indices that reflect global exposure to companies that may benefit from the development or utilization of cryptocurrencies and other digital assets, and the business activities connected to blockchain and other distributed ledger technology. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the

Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

MFR119247-03
00318542

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable

Item 19: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust - Schwab Ariel Opportunities ETF and Schwab Crypto Thematic ETF

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	November 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	November 14, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	November 14, 2025